CONSOLIDATED CONDENSED BALANCE SHEETS (USD $)	Aug. 31, 2012	May 31, 2012	May 31, 2011
ASSETS
Cash and cash equivalents	$ 100	$ 595	$ 1,586
Accounts receivable (less allowance for uncollectible accounts of $29 as of August 31, 2012 , as of May 31, 2012 and May 31, 2011)	657	757	907
Prepaid and other assets	282	308	387
Note receivable from product line sale	0	0	134
Total current assets	1,039	1,660	3,014
Property and equipment, net	35	42	58
Goodwill	4,246	4,246	4,256
Capitalized software development costs, net	270	172	0
Capitalized patent costs	88	82	0
Debt issuance costs, net	186	210	312
Notes receivable and other assets	136	136	136
TOTAL ASSETS	6,000	6,548	7,776
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	272	266	239
Accrued expenses	305	333	838
Other current liabilities	71	70	168
Deferred maintenance revenue	1,697	2,194	2,301
Current portion of capital lease	5	5	5
Current portion of long-term debt	720	720	720
Total current liabilities	3,070	3,588	4,271
Capital lease, net of current portion	3	4	9
Other long-term liabilities	30	47	135
Long-term debt, net of current portion	1,300	1,480	2,250
Total liabilities	4,403	5,119	6,665
Shareholders' equity :
Common stock, $0.10 par value 20,000,000 shares authorized, 995,135 and 995,249 issued and outstanding at August 31, 2012 ,May 31, 2012 and 2011	100	100	100
Capital in excess of par value	27,480	27,478	27,582
Accumulated deficit	(25,521)	(25,693)	(26,137)
Accumulated other comprehensive loss	(462)	(456)	(434)
Total shareholders' equity	1,597	1,429	1,111
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 6,000	$ 6,548	$ 7,776